TWO ROADS SHARED TRUST

Conductor Global Fund

Incorporated herein by reference is the definitive version of the prospectus for the Conductor Global Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 18, 2014 (SEC Accession No. 0000910472-14-001239).